SHARE CAPITAL - Stock options outstanding (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
SHARE CAPITAL
Number of options outstanding | shares	4,696,000	3,773,000	3,957,167
Weighted average remaining contractual life (Years)	3 years 2 months 1 day
Number of options exercisable | shares	2,326,832
Weighted average exercise price	$ 2.68	$ 3.11	$ 3.37
Weighted average exercise price	3.44
Minimum
SHARE CAPITAL
Exercise prices	1.58
Maximum
SHARE CAPITAL
Exercise prices	4
$1.58
SHARE CAPITAL
Exercise prices	$ 1.58
Number of options outstanding | shares	1,429,833
Weighted average remaining contractual life (Years)	4 years 7 months 13 days
$2.10
SHARE CAPITAL
Exercise prices	$ 2.1
Number of options outstanding | shares	1,028,167
Weighted average remaining contractual life (Years)	3 years 6 months 18 days
Number of options exercisable | shares	342,832
Weighted average exercise price	$ 2.1
$3.33
SHARE CAPITAL
Exercise prices	$ 3.33
Number of options outstanding | shares	533,000
Weighted average remaining contractual life (Years)	1 year 7 months 6 days
Number of options exercisable | shares	533,000
Weighted average exercise price	$ 3.33
$3.42
SHARE CAPITAL
Exercise prices	$ 3.42
Number of options outstanding | shares	726,000
Weighted average remaining contractual life (Years)	2 years 6 months 18 days
Number of options exercisable | shares	485,334
Weighted average exercise price	$ 3.42
$3.67
SHARE CAPITAL
Exercise prices	$ 3.67
Number of options outstanding | shares	20,000
Weighted average remaining contractual life (Years)	2 years 6 months 25 days
Number of options exercisable | shares	13,333
Weighted average exercise price	$ 3.67
$3.89
SHARE CAPITAL
Exercise prices	$ 3.89
Number of options outstanding | shares	10,000
Weighted average remaining contractual life (Years)	1 year 7 months 24 days
Number of options exercisable | shares	10,000
Weighted average exercise price	$ 3.89
$3.92
SHARE CAPITAL
Exercise prices	$ 3.92
Number of options outstanding | shares	20,000
Weighted average remaining contractual life (Years)	2 years 9 months 14 days
Number of options exercisable | shares	13,333
Weighted average exercise price	$ 3.92
$4.00
SHARE CAPITAL
Exercise prices	$ 4
Number of options outstanding | shares	929,000
Weighted average remaining contractual life (Years)	1 year 11 months 4 days
Number of options exercisable | shares	929,000
Weighted average exercise price	$ 4